Summary of Principal Accounting Policies (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Summary of Principal Accounting Policies [Line Items]
Restricted cash	$ 9,000,000	$ 4,000,000
Threshold Relocation Cost of Assets as Percentage of Fair Value to be Classified as Real Estate	10.00%
Goodwill, Impairment Loss	$ 0	$ 0
MPC [Member] | Employee Services Agreements [Member]
Summary of Principal Accounting Policies [Line Items]
Number of agreements	2